ROPES & GRAY LLP PRUDENTIAL TOWER

800 BOYLSTON STREET BOSTON, MA 02199-3600

WWW.ROPESGRAY.COM

May 5, 2020		Adam M. Schlichtmann
T +1 617 951 7114
VIA EDGAR		F +1 617 235 7346
adam.schlichtmann@ropesgray.com
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Legg Mason Partners Income Trust (the "Registrant")
(Registration Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of the prospectus and statement of additional information used with respect to Western Asset Short-Term Bond Fund, Western Asset Global High Yield Bond Fund, Western Asset Mortgage Total Return Fund and Western Asset Corporate Bond Fund, each a series of the Registrant, do not differ from those contained in Post- Effective Amendment No. 368 to the Registrant's Registration Statement ("Amendment No. 368"), and (b) that Amendment No. 368 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann